Derivative Financial Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts (1)
	March 31, 2019	September 30, 2019
	(in trillions)
Interest rate contracts	¥1,409.6	¥1,457.5
Foreign exchange contracts	230.5	237.6
Equity contracts	6.4	7.2
Commodity contracts	0.2	0.2
Credit derivatives	7.2	7.8
Others	3.0	3.0

Total	¥1,656.9	¥1,713.3

Note:     (1)     Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets [Table Text Block]

	Fair value of derivative instruments
	March 31, 2019 (1)(5)			September 30, 2019 (1)(5)
	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)
	(in billions)
Derivative assets:
Interest rate contracts	¥10,108	¥1	¥10,109	¥11,734	¥—	¥11,734
Foreign exchange contracts	2,795	—	2,795	2,967	1	2,968
Equity contracts	188	—	188	149	—	149
Commodity contracts	27	—	27	28	—	28
Credit derivatives	84	—	84	95	—	95
Others	2	—	2	1	—	1

Total derivative assets	¥13,204	¥1	¥13,205	¥14,974	¥1	¥14,975

Derivative liabilities:
Interest rate contracts	¥9,896	¥—	¥9,896	¥11,217	¥—	¥11,217
Foreign exchange contracts	2,671	—	2,671	2,773	3	2,776
Equity contracts	183	—	183	189	—	189
Commodity contracts	27	—	27	26	—	26
Credit derivatives	69	—	69	84	—	84
Others (6)	(136)	—	(136)	(110)	—	(110)

Total derivative liabilities	¥12,710	¥—	¥12,710	¥14,179	¥3	¥14,182

Notes:	(1)
The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

	(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)
The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries
. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.

	(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)
For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.

	(6)	Others mainly include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2018:
Interest rate contracts	¥—	¥(53)	¥(53)
Foreign exchange contracts	(287)	—	(287)
Equity contracts	—	(115)	(115)
Credit derivatives	—	(5)	(5)
Others	(5)	(55)	(60)

Total	¥(292)	¥(228)	¥(520)

Six months ended September 30, 2019:
Interest rate contracts	¥—	¥122	¥122
Foreign exchange contracts	(185)	—	(185)
Equity contracts	—	(58)	(58)
Commodity contracts	—	(15)	(15)
Credit derivatives	—	(23)	(23)
Others	—	(48)	(48)

Total	¥(185)	¥(22)	¥(207)

Gains and Losses for Derivatives Designated as Cash Flow Hedges [Table Text Block]

	Six months ended September 30,
	2018	2019
	(in billions)
Gains (losses) recognized in Accumulated OCI on derivative instruments
Interest rate contracts	¥(11)	¥8
Foreign exchange contracts	¥—	¥(2)

Total	¥(11)	¥6

Losses reclassified from Accumulated OCI into income (1)
Interest rate contracts	¥(1)	¥(5)
Foreign exchange contracts	¥—	¥(1)

Total	¥(1)	¥(6)

Note:	(1)	Mainly included in Interest income and Interest expense.

Protection Sold Through Credit Default Swaps [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31 , 2019 :	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥378,527	¥1,603,962	¥145,689	¥2,128,178	¥(30,303)
Non-investment grade	112,901	238,330	5,672	356,903	(127)
Not rated	—	5,097	—	5,097	(47)

Total	491,428	1,847,389	151,361	2,490,178	(30,477)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	120,854	—	120,854	(82)
Non-investment grade	—	101,001	—	101,001	(2,010)

Total	—	221,855	—	221,855	(2,092)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	13,000	194,618	8,000	215,618	(3,853)
Non-investment grade	—	—	—	—	—
Not rated	8,863	206,832	3,444	219,139	(3,043)

Total	21,863	401,450	11,444	434,757	(6,896)

Total index and basket credit default swaps sold	21,863	623,305	11,444	656,612	(8,988)

Total credit default swaps sold	513,291	2,470,694	162,805	3,146,790	(39,465)

Other credit derivatives sold (3)
Investment grade	77,693	—	—	77,693	(620)

Total credit derivatives	¥590,984	¥2,470,694	¥162,805	¥3,224,483	¥(40,085)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2019:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥309,164	¥2,106,326	¥204,179	¥2,619,669	¥(53,843)
Non-investment grade	90,915	233,751	6,563	331,229	(1,168)
Not rated	—	10,848	—	10,848	2

Total	400,079	2,350,925	210,742	2,961,746	(55,009)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	74,275	—	74,275	(2)
Non-investment grade	—	98,207	—	98,207	(2,024)
Not rated	—	1,079	—	1,079	—
Total	—	173,561	—	173,561	(2,026)
Index and basket credit default swaps held by SCHD:
Investment grade (2)	¥—	¥24,301	¥831	¥25,132	¥(603)
Non-investment grade	14,000	159,000	9,000	182,000	(3,335)
Not rated	16,491	247,850	3,920	268,261	(5,714)
Total	30,491	431,151	13,751	475,393	(9,652)
Total index and basket credit default swaps sold	30,491	604,712	13,751	648,954	(11,678)
Total credit default swaps sold	430,570	2,955,637	224,493	3,610,700	(66,687)
Other credit derivatives sold (3)
Investment grade	75,544	—	—	75,544	(2,596)
Total credit derivatives	¥506,114	¥2,955,637	¥224,493	¥3,686,244	¥(69,283)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Other credit derivatives primarily consist of total return swaps.